Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of total depreciation is composed - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of total depreciation is composed [Abstract]
Depreciation of property, plant and equipment (Note 16.2)	S/ 70,780	S/ 78,560	S/ 80,566
Depreciation related to right-of-use assets (Note 16.3)	23,699	17,531	29,396
Depreciation related to investment property (Note 16.1)	4,316	2,413	2,356
Depreciation of property, plant and equipment total	S/ 98,795	S/ 98,504	S/ 112,318